Income Taxes	12 Months Ended
Oct. 25, 2015
Income Taxes
Income Taxes

NOTE K

Income Taxes

The components of the provision for income taxes are as follows:

(in thousands)	2015	2014	2013

Current:
U.S. Federal	$ 299,557	$ 264,533	$ 231,359
State	39,817	34,034	30,671
Foreign	10,526	7,759	5,334

Total current	349,900	306,326	267,364
Deferred:
U.S. Federal	18,451	8,756	1,080
State	1,070	873	(194)
Foreign	458	171	181

Total deferred	19,979	9,800	1,067

Total provision for income taxes	$ 369,879	$ 316,126	$ 268,431

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company believes that, based upon its lengthy and consistent history of profitable operations, it is more likely than not the net deferred tax assets of $22.8 million will be realized on future tax returns, primarily from the generation of future taxable income. Significant components of the deferred income tax liabilities and assets are as follows:

	October 25,	October 26,
(in thousands)	2015	2014

Deferred tax liabilities:
Goodwill and intangible assets	$ (213,312)	$ (168,167)
Tax over book depreciation and basis differences	(94,496)	(85,623)
Other, net	(18,788)	(30,252)
Deferred tax assets:
Pension and post-retirement benefits	154,306	152,392
Employee compensation related liabilities	109,061	101,706
Marketing and promotional accruals	37,603	28,703
Other accruals not currently deductible	–	13,010
Other, net	48,432	51,082

Net deferred tax assets	$ 22,806	$ 62,851

Reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	2015	2014	2013
U.S. statutory rate	35.0%	35.0%	35.0%
State taxes on income, net of federal tax benefit	2.7	2.8	2.7
Domestic production activities deduction	(2.6)	(2.7)	(2.4)
All other, net	(0.1)	(0.8)	(1.7)

Effective tax rate	35.0%	34.3%	33.6%

No provision has been made for U.S. federal income taxes on certain undistributed earnings of foreign subsidiaries and joint ventures that the Company intends to permanently invest or that may be remitted substantially tax-free. The total of undistributed earnings that would be subject to federal income tax if remitted under existing law is approximately $109.3 million as of October 25, 2015. Determination of the unrecognized deferred tax liability related to these earnings is not practicable because of the complexities with its hypothetical calculation. Upon distribution of these earnings, we will be subject to U.S. taxes and withholding taxes payable to various foreign governments. A credit for foreign taxes already paid would be available to reduce the U.S. tax liability.

Total income taxes paid during fiscal years 2015, 2014, and 2013 were $296.5 million, $285.8 million, and $226.2 million, respectively.

The following table sets forth changes in the unrecognized tax benefits, excluding interest and penalties, for fiscal years 2014 and 2015.

(in thousands)
Balance as of October 27, 2013	$ 20,085
Tax positions related to the current period:
Increases	4,693
Decreases	(670)
Tax positions related to prior periods:
Increases	4,455
Decreases	(3,245)
Settlements	(573)

Decreases related to a lapse of applicable statute of limitations	(2,137)

Balance as of October 26, 2014	$ 22,608

Tax positions related to the current period:
Increases	2,920
Decreases	–
Tax positions related to prior periods:
Increases	1,629
Decreases	(796)
Settlements	(2,839)

Decreases related to a lapse of applicable statute of limitations	(2,185)

Balance as of October 25, 2015	$ 21,337

The amount of unrecognized tax benefits, including interest and penalties, at October 25, 2015, recorded in other long-term liabilities was $24.6 million, of which $16.0 million would impact the Company’s effective tax rate if recognized. The Company includes accrued interest and penalties related to uncertain tax positions in income tax expense, with losses of $1.0 million included in expense for fiscal year 2015. The amount of accrued interest and penalties at October 25, 2015, associated with unrecognized tax benefits was $3.2 million.

The Company is regularly audited by federal and state taxing authorities. The United States Internal Revenue Service (I.R.S.) is currently examining fiscal years 2013, 2014, and 2015. During the first quarter of fiscal year 2015, the Company entered into a voluntary program to work with the I.R.S. called Compliance Assurance Process (CAP). The objective of CAP is to contemporaneously work with the I.R.S. to achieve federal tax compliance and resolve all or most of the issues prior to filing of the tax return. The Company has elected to participate in the CAP program for 2015 and may elect to continue participating in CAP for future tax years; the Company may withdraw from the program at any time.

The Company is in various stages of audit by several state taxing authorities on a variety of fiscal years, as far back as 2010. While it is reasonably possible that one or more of these audits may be completed within the next 12 months and the related unrecognized tax benefits may change based on the status of the examinations, it is not possible to reasonably estimate the effect of any amount of such change to previously recorded uncertain tax positions.